LONG-TERM INVESTMENTS - Schedule of Unrealized securities holding gain/ (loss) Investments equity method (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021
Beginning balance		¥ 31,779		¥ 58,479
Addition				630
Dividends received		(254)
Disposal of long-term investments		(2,805)	[1]	(16,793)
Others	[2]	(5,000)
Share of cumulative loss		(7,051)		(10,537)
Ending balance		¥ 16,669		¥ 31,779

[1]	The Company disposed of several investments that were accounted for under the equity method in 2022 and recorded the loss from the disposal of RMB 1,796 in other non-operating (loss)/income, net (Note 18).
[2]	The Company lost significant influence in the form of ordinary shares of two investees with total amount of RMB 5,000 in December 2022 and accounted for two investments using alternative measurement.